Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurement
Schedule of financial instruments measured at fair value on recurring basis

	As of September 30, 2021
	Quoted Market
	Prices in Active		Significant
	Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs	Total Fair Value
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Measurements
Assets:
Cash equivalents	$11,725	—	—	11,725
Liabilities:
Contingent consideration current	—	—	1,717	1,717
Contingent consideration non-current	—	—	—	—
Total contingent consideration	$—	$—	$1,717	$1,717

	As of December 31, 2020
	Quoted Market
	Prices in Active		Significant
	Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs	Tota1 Fair Value
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Measurements
Assets:
Cash equivalents	$2,474	$—	$—	$2,474
Liabilities:
Contingent consideration current	—	—	1,198	1,198
Contingent consideration non-current	—	—	462	462
Total contingent consideration	$—	$—	$1,660	$1,660

	As of December 31, 2020
	Quoted Market
	Prices in Active		Significant
	Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs	Total Fair Value
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Measurements
Assets:
Cash equivalents:	$2,474	$—	$—	$2,474
Liabilities:
Contingent consideration current	—	—	1,198	1,198
Contingent consideration non‑current	—	—	462	462
Contingent consideration	$—	$—	$1,660	$1,660

	As of December 31, 2019
	Quoted Market
	Prices in Active		Significant
	Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs	Total Fair Value
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Measurements
Assets:
Cash equivalents:	$2,473	$—	$—	$2,473
Liabilities:
Contingent consideration current	—	—	2,014	2,014
Contingent consideration non‑current	—	—	1,196	1,196
Contingent consideration	$—	$—	$3,210	$3,210

Schedule of fair value measurements of the contingent consideration categorized with Level 3

(in thousands)
Balance at January 1, 2021	$1,660
Fair value adjustments	57
Payments during the year	—
Balance at September 30, 2021	$1,717

Balance at January 1, 2019	$—
Fair value at date of acquisition	4,689
Fair value adjustments	(1,079)
Payments during the year	(601)
Accretion expense	201
Balance at December 31, 2019	$3,210
Fair value adjustments	(949)
Payments during the year	(601)
Balance at December 31, 2020	$1,660